Payables and Other Non-current Liabilities - Composition of Trade and Other Payables (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Payables	€ 1,452	€ 1,553
Trade payables	101	86
Payables for spectrum acquisition	1,195	1,362
Other payables	156	105
Other non-current liabilities	1,109	1,375
Contractual liabilities (Note 23)	762	851
Deferred revenue	193	336
Current tax payables	154	188
Total	€ 2,561	€ 2,928